DEFERRED AMOUNTS AND OTHER ASSETS (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
DEFERRED AMOUNTS AND OTHER ASSETS
Regulatory assets	1,172	1,123
Long-term portion of derivative assets	413	408
Affiliate long-term note receivable	185	182
Contractual receivables	356	303
Deferred financing costs	135	127
Other	401	318
Deferred amounts and other assets	2,662	2,461
Deferred amounts subject to amortization	307	265
Accumulated amortization of deferred costs	159	123
Amortization expense of deferred cost	34	25	20